Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	May 31, 2016 USD ($) Entity	May 31, 2015 USD ($) Entity	May 31, 2014 USD ($)	Oct. 23, 2012 USD ($)	May 31, 2009
Significant Of Accounting Policies [Line Items]
Amount funded for trust as per agreement	$ 450,000,000
Bankruptcy Note, net present value	335,000,000
Initial payment for long term debt	450,000,000
Business combination, total consideration transferred	772,600,000
Business acquisition, fair value of goodwill	$ 1,219,630,000	$ 1,215,688,000	$ 1,147,374,000
Number of business acquisition | Entity	7	6
Number of product line divestiture | Entity	1
Net transactional foreign exchange losses	$ 24,400,000	$ 22,300,000	17,700,000
Bad debt expense	8,700,000	4,900,000	7,600,000
Advertising cost	49,700,000	40,800,000	49,600,000
Research and development cost	61,500,000	56,700,000	54,600,000
Litigation settlement fund	9,300,000
Gain on remeasurement of joint venture ownership	7,972,000
Deferred debt cost, Current	3,000,000	3,000,000
Deferred debt costs, long term net	8,200,000	11,500,000
Consumer Segment
Significant Of Accounting Policies [Line Items]
Business acquisition, fair value of goodwill	$ 572,507,000	$ 573,053,000	575,216,000
Number of business acquisition | Entity	2	2
Consumer Segment | Kirker Reporting Unit
Significant Of Accounting Policies [Line Items]
Goodwill, estimated fair value	$ 143,300,000
Assumed long-term earnings growth rate	3.00%
Weighted-average cost of capital	8.00%
Consumer Segment | Kirker Reporting Unit | Maximum
Significant Of Accounting Policies [Line Items]
Percentage of fair value of goodwill exceeding carrying value	8.00%
Industrial Segment
Significant Of Accounting Policies [Line Items]
Business acquisition, fair value of goodwill	$ 467,028,000	$ 467,949,000	521,528,000
Number of business acquisition | Entity	2	3
Specialty Segment
Significant Of Accounting Policies [Line Items]
Business acquisition, fair value of goodwill	$ 180,095,000	$ 174,686,000	50,630,000
Number of business acquisition | Entity	3
SPHC
Significant Of Accounting Policies [Line Items]
Business acquisition, allocation of total consideration	$ 564,200,000
Indefinite-Lived Trade Names | SPHC
Significant Of Accounting Policies [Line Items]
Business acquisition, fair value of intangible assets	52,700,000
Formulas | SPHC
Significant Of Accounting Policies [Line Items]
Business acquisition, fair value of intangible assets	2,600,000
Customer Relationships | SPHC
Significant Of Accounting Policies [Line Items]
Business acquisition, fair value of intangible assets	118,700,000
Definite-Lived Trade Names | SPHC
Significant Of Accounting Policies [Line Items]
Business acquisition, fair value of intangible assets	$ 2,000,000
RPM Holdco
Significant Of Accounting Policies [Line Items]
Percentage of ownership	21.39%
Business acquisition, allocation of total consideration	$ 208,400,000
Business acquisition, fair value of goodwill	118,700,000
Business acquisition, fair value of intangible assets	176,000,000
Business acquisition, fair value of income tax assets	271,700,000
Business acquisition, fair value of net deferred tax liabilities	$ 72,300,000
Carboline Dalian
Significant Of Accounting Policies [Line Items]
Percentage of ownership					49.00%
Remaining ownership interest acquired by parent	51.00%
Increased ownership interest by parent	100.00%
Second Anniversary
Significant Of Accounting Policies [Line Items]
Amount funded for trust as per agreement	$ 102,500,000
Third Anniversary
Significant Of Accounting Policies [Line Items]
Amount funded for trust as per agreement	120,000,000
Fourth Anniversary
Significant Of Accounting Policies [Line Items]
Amount funded for trust as per agreement	125,000,000
Third Party
Significant Of Accounting Policies [Line Items]
Shipping costs	145,300,000	142,900,000	$ 133,000,000
Revolving Credit Facility
Significant Of Accounting Policies [Line Items]
Revolving credit facility, maximum borrowing capacity	800,000,000	$ 800,000,000		$ 600,000,000
Other Accrued Liabilities
Significant Of Accounting Policies [Line Items]
Bankruptcy Note, net present value	101,500,000
Other Long-Term Liabilities
Significant Of Accounting Policies [Line Items]
Bankruptcy Note, net present value	$ 233,500,000